Investment properties - Income and expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment properties
Rental income from investment property	£ 927	£ 876
Direct operating expense including repairs and maintenance	£ 56	£ 82